Property and Equipment	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property and Equipment

Property and Equipment, net

As of December 31, 2015 and 2014, the property and equipment, net balance consisted of the following (in thousands):

	December 31,
	2015	2014
Land improvements	$21,966	$21,816
Building	39,209	39,050
Equipment	5,117	6,698
Motor vehicles	598	603
Furniture and fixtures	3,937	4,017
Capitalized software	2,099	1,962
Gross property and equipment	72,926	74,146
Less: accumulated depreciation	(37,953)	(37,224)
Property and equipment, net	$34,973	$36,922

As of December 31, 2015, we had $1.8 million of equipment with $0.8 million of accumulated depreciation that were financed with capital leases. The amortization of these assets is included in depreciation expense.